Hertford Asset Acquisition (Details) - USD ($)							9 Months Ended
	Sep. 08, 2021	Aug. 27, 2021	Aug. 25, 2021	Aug. 12, 2021	Jul. 31, 2021	Aug. 03, 2020	Sep. 30, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Stock Issued During Period, Shares, Purchase of Assets						480,000
Finite-lived Intangible Assets Acquired						$ 1,560,000
Stock Issued During Period, Shares, New Issues	22,600,000	135,000	2,488,530
Hertford
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Explanation of Significant Additions					On July 31, 2021, the Company entered into an agreement (the “Hertford Agreement”) with Hertford Advisors Ltd. (“Hertford”), a privately held company that provides turnkey mining solutions, to provide an exclusive right to assume all of Hertford’s rights to a number of bitcoin mining agreements (the “Bitcoin Agreements”) and the right to complete negotiations to secure a long-term contract for 200,000 square foot crypto mining facility (the “Mining Facility Agreement”)
Finders Fee							$ 456,000
Purchase Commitment, Description					The Company has assumed and executed the first Bitcoin Agreement directly with the manufacturer, for the purchase of up to 60,000 new bitcoin mining machines, with deliveries to commence in November 2021 and continue over the course of the next 14 months.
Stock Issued During Period, Shares, Purchase of Assets				4,500,000
Finite-lived Intangible Assets Acquired				$ 11,400,000
Lock up period for sale of shares					2 years
Initial lock up period release					6 months
Stock Issued During Period, Shares, New Issues					135,000